Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Long Term Debt

	December 31 2019 $	December 31 2018 $

Revolving credit facilities	448.0	528.6
Notes payable	88.7	76.8
Term loan	308.5	308.8
Software financing obligations	15.7	19.5

	860.9	933.7
Less current portion	46.9	48.5

Long-term portion	814.0	885.2